Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Retained earnings	Unearned employee stock ownership plan (ESOP)	Treasury shares	Accumulated other comprehensive income	Total
Balance at Jun. 30, 2019	$ 86	$ 35,056	$ 33,867	$ (476)	$ (2,259)	$ 4	$ 66,278
Net income (loss)			(12,547)				(12,547)
Allocation of ESOP shares		(75)		187			112
Acquisition of shares for treasury					(542)		(542)
Other Comprehensive Loss						(2)	(2)
Cash dividends of $0.40 per common share			(1,388)				(1,388)
Balance at Jun. 30, 2020	86	34,981	19,932	(289)	(2,801)	2	51,911
Net income (loss)			1,820				1,820
Allocation of ESOP shares		(65)		187			122
Acquisition of shares for treasury					(167)		(167)
Other Comprehensive Loss						(2)	(2)
Cash dividends of $0.40 per common share			(1,388)				(1,388)
Balance at Jun. 30, 2021	$ 86	$ 34,916	$ 20,364	$ (102)	$ (2,968)		$ 52,296